Exhibit 99.1

			Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Footnote
Name of Issuing Entity	Check if Registered	Name of Originator	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(% of principal balance)

Commercial Mortgage Back Securities

Wachovia Bank Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates Series 2006-C28 CIK#0001376448	X	Artesia Mortgage Capital Corporation	50	269,226,893	7.5%	1	$13,623,752.69	0.43%	0	$0	0.0%	0	$0	0.0%	1	$13,623,752.69	0.43%	0	$0	0.0%	0	$0.0	0.00%		(1)

Total			50	269,226,893	7.5%	1	$13,623,752.69	0.43%	0	$0	0.0%	0	$0	0.0%	1	$13,623,752.69	0.43%	0	$0	0.0%	0	$0.0	0.00%

Total			50	$269,226,893		1	$13,623,752.69		0	$0		0	$0		1	$13,623,752.69		0	$0		0	$0.0

(1)        U.S. Bank National Association, as Trustee for Registered Holders of Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-C28 (“U.S. Bank”) v. Dexia Real Estate Capital Markets (“Dexia”), Case No. 12 Civ 9412, filed in the United States District Court for the Southern District of New York (“U.S. Bank v. Dexia”).

U.S. Bank filed its complaint against Dexia (on or about December 27, 2012) arguing that Dexia had breached the terms of the mortgage loan purchase agreement in light of the determination in a Minnesota enforcement action against the guarantors of Loan #58 Marketplace Retail and Office Center that the form of the guaranty sold to U.S. Bank pursuant to the mortgage loan purchase agreement had not been signed by the guarantors. U.S. Bank, in its complaint, seeks a judgment requiring Dexia to repurchase Loan #58 Marketplace Retail and Office Center and also requests an award of damages alleged to total approximately $16.5 million. Dexia filed a Notice of Motion to Dismiss and a Memorandum in Support of its Motion to Dismiss on January 25, 2013. A hearing has not been set on Dexia’s motion to dismiss and discovery has not yet commenced.

ABS-15G	Dexia Real Estate Capital Markets	Period ending 09/30/2012